LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Text Block]
8.	LONG-TERM INVESTMENTS

As of December 31, 2012 and 2011, long-term investments consist of:

	December 31,	December 31,
	2012	2011
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,072,446	$1,063,661
Tianditu Co., Ltd.( "Tianditu")	1,269,600	1,259,200
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	79,350	78,700
Hubei Information Science and Technology Co., Ltd.( " HIST")	158,700	-
	$2,580,096	$2,401,561

Geo holds a 20% ownership interest in Tianhe. Although Geo owns 20% of Tianhe, Geo’s management does not have the ability to exercise significant influence over operating and financial policies of Tianhe due to the following factors:

a.	The Company and Geo do not participate in the policy making, operations, or financial processes of Tianhe;
b.	There are no intercompany transactions between the Company or Geo and Tianhe;
c.	There is no interchange of managerial personnel;
d.	The Company and Geo do not nominate or hold a board position at Tianhe; and
e.	There is no technological or financial dependence between the Company or Geo and Tianhe.

Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. As of December 31, 2012, management reassessed the possible impairment of its investment in Tianhe and determined that there was no other-than-temporary impairment in the value of its investment in Tianhe and no impairment loss for year ended December 31, 2012. Impairment loss for the years ended December 31, 2011 and 2010 was $1,003,000 and $855,000, respectively. The impairment loss is recorded in “(loss) income from operations”.

Geo holds an 8% ownership interest in Tianditu which was set up in 2010 to provide online map services.

Geo holds a 10% ownership interest in HIST which was set up in 2012 to provide geographic information data gathering and processing, and geographic information software development business.